SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.2%

Commercial Services - 3.5%
ASGN, Inc. *	13,525	1,416,879
Booz Allen Hamilton Holding Corp.	27,550	4,089,522
Copart, Inc. *	32,000	1,853,440

		7,359,841

Communications - 0.6%
Iridium Communications, Inc.	47,300	1,237,368

Consumer Durables - 0.9%
Take-Two Interactive Software, Inc. *	4,892	726,413
YETI Holdings, Inc. *	28,100	1,083,255

		1,809,668

Consumer Non-Durables - 1.4%
Coca-Cola Europacific Partners, PLC	40,700	2,846,965

Consumer Services - 2.3%
Nexstar Media Group, Inc.	18,250	3,144,293
Vail Resorts, Inc.	7,700	1,715,791

		4,860,084

Electronic Technology - 16.4%
Applied Materials, Inc.	24,350	5,021,700
Arista Networks, Inc. *	35,075	10,171,049
Broadcom, Inc.	8,085	10,715,940
Ciena Corp. *	16,525	817,161
MKS Instruments, Inc.	15,100	2,008,300
Monolithic Power Systems, Inc.	5,400	3,658,068
Skyworks Solutions, Inc.	15,150	1,641,048

		34,033,266

Energy Minerals - 3.7%
Northern Oil & Gas, Inc.	73,100	2,900,608
Oasis Petroleum, Inc.	18,850	3,359,824
Texas Pacific Land Corp.	2,295	1,327,680

		7,588,112

Finance - 8.9%
Air Lease Corp.	32,900	1,692,376
Ameriprise Financial, Inc.	10,000	4,384,400
Arthur J Gallagher & Co.	11,600	2,900,464
Carlyle Group, Inc.	85,700	4,020,187
Intercontinental Exchange, Inc.	25,300	3,476,979
Reinsurance Group of America, Inc.	10,300	1,986,664

		18,461,070

Health Services - 5.0%
Encompass Health Corp.	41,200	3,402,296
Molina Healthcare, Inc. *	6,250	2,567,688
Tenet Healthcare Corp. *	41,175	4,327,904

		10,297,888

Health Technology - 13.5%
Align Technology, Inc. *	6,025	1,975,718
BioMarin Pharmaceutical, Inc. *	23,500	2,052,490
Bio-Techne Corp.	32,900	2,315,831
Dexcom, Inc. *	48,040	6,663,148
Exact Sciences Corp. *	40,850	2,821,101
Inmode, Ltd. *	55,400	1,197,194
Inspire Medical Systems, Inc. *	4,075	875,269

Name of Issuer	Quantity	Fair Value ($)

Insulet Corp. *	18,000	3,085,200
Natera, Inc. *	9,500	868,870
Sarepta Therapeutics, Inc. *	19,225	2,488,869
Thermo Fisher Scientific, Inc.	6,100	3,545,381

		27,889,071

Industrial Services - 5.3%
Cheniere Energy, Inc.	20,000	3,225,600
Jacobs Solutions, Inc.	24,700	3,797,131
Waste Connections, Inc.	23,400	4,025,034

		11,047,765

Non-Energy Minerals - 1.9%
Trex Co., Inc. *	38,625	3,852,844

Producer Manufacturing - 8.4%
AGCO Corp.	12,700	1,562,354
AMETEK, Inc.	14,675	2,684,057
Axon Enterprise, Inc. *	1,650	516,252
Carlisle Cos., Inc.	10,075	3,947,889
Donaldson Co., Inc.	22,950	1,713,906
Dover Corp.	21,875	3,876,031
Hubbell, Inc.	7,500	3,112,875

		17,413,364

Retail Trade - 5.8%
Lululemon Athletica, Inc. *	4,700	1,836,055
TJX Cos., Inc.	55,175	5,595,848
Ulta Beauty, Inc. *	8,600	4,496,768

		11,928,671

Technology Services - 18.0%
Altair Engineering, Inc. *	24,800	2,136,520
ANSYS, Inc. *	10,750	3,731,970
Aspen Technology, Inc. *	8,358	1,782,594
Atlassian Corp. *	16,950	3,307,114
Autodesk, Inc. *	14,800	3,854,216
Booking Holdings, Inc.	450	1,632,546
Dynatrace, Inc. *	65,375	3,036,015
Euronet Worldwide, Inc. *	16,075	1,767,125
Globant SA *	13,000	2,624,700
HubSpot, Inc. *	6,825	4,276,272
Paycom Software, Inc.	7,600	1,512,476
PTC, Inc. *	35,200	6,650,688
Spotify Technology SA *	3,250	857,675

		37,169,911

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	743,727
Knight-Swift Transportation Holdings, Inc.	28,500	1,568,070

		2,311,797

Utilities - 0.5%
WEC Energy Group, Inc.	12,800	1,051,136

Total Common Stocks (cost: $87,099,907)		201,158,821

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $4,159,579)	4,159,579	4,159,579

Total Investments in Securities - 99.2% (cost $91,259,486)		205,318,400

Other Assets and Liabilities, net - 0.8%		1,606,116

Net Assets - 100.0%		$206,924,516

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	201,158,821	—	—	201,158,821
Short-Term Securities	4,159,579	—	—	4,159,579
Total:	205,318,400	—	—	205,318,400

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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